Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of geographical areas [line items]
Total Revenue	$ 33,710	$ 27,186
Income (loss) before taxes	17,886	10,258
Reported net income (loss)	13,537	7,754
Average Assets	1,072,497	981,140
Canada [member]
Disclosure of geographical areas [line items]
Total Revenue	15,977	15,983
Income (loss) before taxes	7,335	6,242
Reported net income (loss)	5,557	4,809
Average Assets	600,607	544,652
United States [member]
Disclosure of geographical areas [line items]
Total Revenue	16,980	9,242
Income (loss) before taxes	10,526	4,224
Reported net income (loss)	7,894	3,254
Average Assets	416,885	376,102
Other international non CAN non US [member]
Disclosure of geographical areas [line items]
Total Revenue	753	1,961
Income (loss) before taxes	25	(208)
Reported net income (loss)	86	(309)
Average Assets	$ 55,005	$ 60,386